UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Westchester Capital Management, Inc.
Address: 801 N. 96th Street, Omaha, NE 68114

Form 13F File Number: 28-12425

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Cindy L Christensen
Title: Executive VP & COO
Phone: (402) 392-2418

Signature, Place, and Date of Signing:

/s/ Cindy L Christensen                Omaha, NE              February 04, 2010
-----------------------                ---------              -----------------
     [Signature]                     [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                 0

Form 13F Information Table Entry Total:                           46

Form 13F Information Table Value Total:                      $100,202
                                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                           TITLE                      SHRS OR     VALUE  INVESTMENT     VOTING AUTORITY
             NAME OF ISSUER                OF CLASS         CUSIP     PRN AMT   (x$1000) DISCRETION   SOLE  SHARED   NONE
3M Company                                 common stock   88579Y101    58000        4795      Y        X
AT&T                                       common stock   00206R102      400          11      Y        X
American Express                           common stock   025816109     1000          41      Y        X
Amgen Inc.                                 common stock   031162100    72354        4093      Y        X
Anadarko Petroleum Corporation             common stock   032511107       90           6      Y        X
BP PLC                                     common stock   055622104   115210        6679      Y        X
Berkshire Hathaway Class B                 common stock   084670207     1184        3891      Y        X
Boeing Corporation                         common stock   097023105    66025        3574      Y        X
Bristol-Myers Company                      common stock   110122108   204931        5175      Y        X
CVS Caremark                               common stock   126650100   153492        4944      Y        X
Casey's General Stores                     common stock   147528103      500          16      Y        X
Caterpillar Inc.                           common stock   149123101   147584        8411      Y        X
Chevron Corporation                        common stock   166764100     1194          92      Y        X
Cisco Systems Inc.                         common stock   17275R102      175           4      Y        X
Coca-Cola Company                          common stock   191216100     1877         107      Y        X
ConocoPhillips                             common stock   20825C104      332          17      Y        X
Devon Energy Corporation                   common stock   25179M103    63777        4688      Y        X
Exxon Mobil Corporation                    common stock   30231G102      735          50      Y        X
General Electric Company                   common stock   369604103   144921        2193      Y        X
Home Depot Inc.                            common stock   437076102      140           4      Y        X
Honda Motor Corporation                    common stock   438128308   124500        4221      Y        X
Intel Corporation                          common stock   458140100      200           4      Y        X
Johnson & Johnson                          common stock   478160104    67434        4343      Y        X
Kimberly-Clark Corporation                 common stock   494368103    59127        3767      Y        X
Level 3 Communications Inc.                common stock   52729N100     2120           3      Y        X
McDonald's Corporation                     common stock   580135101    41075        2565      Y        X
Medtronic Inc.                             common stock   585055106      396          17      Y        X
Microsoft Corporation                      common stock   594918104   223836        6823      Y        X
Motorola Inc.                              common stock   620076109      450           3      Y        X
Pfizer Inc.                                common stock   717081103   168374        3063      Y        X
PowerShares Water Resource                 common stock   73935X575   233375        3935      Y        X
Procter & Gamble                           common stock   742718109     1250          76      Y        X
Progress Energy, Inc.                      common stock   743263105     1000          41      Y        X
SPDR Gold Trust                            common stock   78463V107     2200         236      Y        X
Schlumberger Limited                       common stock   806857108      400          26      Y        X
Southern Company                           common stock   842587107     1050          35      Y        X
Teco Energy Inc.                           common stock   872375100     3000          49      Y        X
The Bank of New York Mellon Company        common stock   064058100    87091        2436      Y        X
Tsakos                                     common stock   G9108L108   184231        2701      Y        X
U.S. Bancorp                               common stock   902973304   106555        2399      Y        X
Valero Energy Corporation                  common stock   91913Y100    95350        1597      Y        X
Verizon Wireless                           common stock   92343V104   146650        4859      Y        X
Wal-Mart Stores                            common stock   931142103    96222        5143      Y        X
Walgreen Company                           common stock   931422109      500          18      Y        X
Zimmer Holdings, Inc.                      common stock   98956P102    51675        3055      Y        X
Red Oak Hereford Farms 4% Cum Convertible  pref stock     756990875     2000           0      Y        X